CAPITAL MANAGEMENT (Details Narrative)	Sep. 30, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Share capital	$ 10,453,072	$ 8,876,281
Working capital deficit	$ 187,888		$ (238,702)